Note 8 - Credit Agreement	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
8.	Credit Agreement

On December 24, 2013, the Partnership and our affiliate, Cypress Energy Partners – TIR, LLC (“CEP-TIR”), (together, the “Borrowers”), entered into a $120.0 million secured credit agreement (the “Credit Agreement”) as co-borrowers and co-guarantors with a syndicate of banks that consists of a $65.0 million senior secured working capital revolving credit facility and a $55.0 million senior secured acquisition revolving credit facility.  On October 21, 2014, the credit agreement was amended to increase the aggregate availability under the credit agreement from $120.0 million to $200.0 million and extended the maturity date to December 24, 2018.  Availability under the acquisition revolving credit facility was increased to $125.0 million and availability under the working capital revolving credit facility was increased to $75.0 million.  In addition, the amendment provides for an accordion feature that allows us to increase availability under the facilities by an additional $125.0 million.

At December 31, 2014 and 2013, there were outstanding borrowings under the credit agreement of $77.6 million and $75.0 million, respectively reflected on the Consolidated Balance Sheets as long-term debt. Borrowings under the credit agreement are due at maturity.  If, at any time, outstanding borrowings exceed the combined borrowing base of the Borrowers, principal in the amount of the excess is due upon submission of the borrowing base calculation.  Certain conditions defined in the Credit Agreement limit our access to the acquisition revolving credit facility to $89.7 million of the total $97.4 million available and $15.3 million of the total available $25.0 million under the working capital revolving credit facility at December 31, 2014.  Certain circumstances, such as additional acquisitions, could offset the defined limitations and provide the Partnership the opportunity to fully access the stated borrowing limitations on the Credit Agreement. The obligations under our Credit Agreement are secured by a first priority lien on substantially all assets of the Borrowers.

All borrowings under the Credit Agreement bear interest, at our option, on a leveraged based grid pricing at (i) a base rate plus a margin of 1.25% to 2.75% per annum (“Base Rate Borrowing”) or (ii) an adjusted LIBOR rate plus a margin of 2.25% to 3.75% per annum (“LIBOR Borrowings”). The applicable margin is determined based on the combined leverage ratio of the Borrowers, as defined in the Credit Agreement.  At December 31, 2014 and 2013, the interest rate in effect on outstanding LIBOR Borrowings was 3.03% and 3.14%, respectively, calculated as the weighted average LIBOR rate of 0.255% in 2014 and 0.225% in 2013 plus a weighted average margin of 2.77% in 2014 and 2.92% in 2013.  There were no Base Rate Borrowings outstanding at December 31, 2014 or 2013.  Interest on Base Rate Borrowings is payable monthly.  Interest on LIBOR Borrowings is paid upon maturity of the underlying LIBOR contract, but no less often than quarterly.  Commitment fees are charged at a rate of 0.50% on any unused credit and payable quarterly.

Our Credit Agreement contains various customary affirmative and negative covenants and restrictive provisions.  Our Credit Agreement also requires maintenance of certain financial covenants, including a combined total adjusted leverage ratio (as defined in our Credit Agreement) of not more than 4.0 to 1.0 and an interest coverage ratio (as defined in our Credit Agreement) of not less than 3.0 to 1.0.  At December 31, 2014, our total adjusted leverage ratio was 0.94 to 1.0 and our interest coverage ratio was 9.14 to 1.0.  Upon the occurrence and during the continuation of an event of default, subject to the terms and conditions of our Credit Agreement, the lenders may declare any outstanding principal of our Credit Agreement debt, together with accrued and unpaid interest, to be immediately due and payable and may exercise the other remedies set forth or referred to in our Credit Agreement. We expect to remain in compliance with all or our financial debt covenants throughout 2015.

In addition, our Credit Agreement restricts our ability to make distributions on, or redeem or repurchase our equity interests, provided, however, that we may make distributions of available cash so long as, both at the time of the distribution and after giving effect to the distribution, no default exists under our Credit Agreement, the borrowers and the guarantors are in compliance with the financial covenants, the borrowing base (which includes 100% of cash on hand) exceeds the amount of outstanding credit extensions under the working capital revolving credit facility by at least $5.0 million and at least $5.0 million in lender commitments are available to be drawn under the borrowing base revolving credit facility.  The combined calculated borrowing base of the Borrowers was $65.3 million at December 31, 2014 which represents our maximum availability under the working capital revolving credit facility as of that date.  Availability under the acquisition revolving credit facility is not subject to a borrowing base calculation but is restricted by our maximum leverage calculation. Borrowings under the Credit Agreement are due at maturity.  If at any time outstanding borrowings under the working capital facility exceed the combined borrowing base of the Borrowers, principal in the amount of the excess is due upon submission of the borrowing base calculation.

The following table reflects the changes in long-term debt during the year:

	December 31, 2013	Net borrowings or repayments	December 31, 2014
	(in thousands)
Acquisition revolving credit facility
(3.26% at December 31, 2014)	$25,000	$2,600	$27,600
Borrowing base revolving credit facility
(2.74% at December 31, 2014)	50,000	-	50,000
Total long-term debt	$75,000	$2,600	$77,600